Leases	12 Months Ended
Sep. 30, 2023
Leases [Abstract]
LEASES

NOTE 7 — LEASES

The Company’s leasing activities primarily consist of three operating leases for offices. ASC 842 requires leases to recognize right-of-use assets and lease liabilities on the balance sheet. The Company has elected an accounting policy to not recognize short-term leases (one year or less) on the balance sheet.

	As of September 30,
	2023	2022
	US$	US$
Operating lease right-of-use assets	$954,771	$147,099
Operating lease liabilities – current	$293,040	$120,418
Operating lease liabilities – noncurrent	556,674	—
Total operating lease liabilities	$849,714	$120,418

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	As of September 30,
	2023	2022
Weighted-average remaining lease term (years)	2.45	1.96
Weighted-average discount rate	4.75%	4.75%

During the years ended September 30, 2023, 2022 and 2021, the Company incurred total operating lease expenses of $196,500, $163,552 and $164,899, respectively.

The following table summarizes the maturity of operating lease liabilities as of September 30, 2023:

12 months ending September 30,	Operating
US$
2024	$328,558
2025	280,700
2026	302,764
Thereafter	—
Total lease payments	912,022
Less: imputed interest	(62,308)
Total lease liabilities	$849,714